UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      September 2, 2006 to October 1, 2006


       Commission File Number of issuing entity: 333-133985-07


                Structured Asset Securities Corporation
                       Mortgage Pass-Through Certificates
                            Series 2006-S3
        (Exact name of issuing entity as specified in its charter)


            Commission File Number of depositor: 333-133985


                Structured Asset Securities Corporation
           (Exact name of depositor as specified in its charter)


                          Lehman Brothers Holdings, Inc.
            (Exact name of sponsor as specified in its charter)


                                    New York
      (State or other jurisdiction of incorporation or organization of the issuing entity)


                                 Not Applicable
                  (I.R.S. Employer Identification No.)


          745 Seventh Ave., 7th Floor, New York, NY                   10019
(Address of principal executive offices of the issuing entity)     (Zip Code)

                              (212)-526-7000
                 (Telephone number, including area code)

                            Not Applicable
        (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class A1         [ ]             [ ]             [X]              ___________

Class AIO        [ ]             [ ]             [X]              ___________

Class M1         [ ]             [ ]             [X]              ___________

Class M2         [ ]             [ ]             [X]              ___________

Class M3         [ ]             [ ]             [X]              ___________

Class M4         [ ]             [ ]             [X]              ___________

Class M5         [ ]             [ ]             [X]              ___________

Class M6         [ ]             [ ]             [X]              ___________

Class M7         [ ]             [ ]             [X]              ___________

Class M8         [ ]             [ ]             [X]              ___________

Class M9         [ ]             [ ]             [X]              ___________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes[X] No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

On October 25, 2006, a distribution was made to holders of Structured Asset Securities Corp., Series 2006-S3. The distribution report is attached as an exhibit to this form 10-D. Please see Item 9(b), Exhibit 1, for the related information.



Item 9. Exhibits.

(a)        Distribution Date Statement

(b) Ex.1 - Distribution and Pool Performance Information (each of the data elements specified in Item 1121(a)(11), (12) and (14) of Regulation AB);

(c)        Ex.2 - Credit Risk Management Report;




SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                          -----------------------------
                                                   (Depositor)


Date: _______________                     _____________________________
                                                   (Signature)**


                                      [OR]

                                  Structured Asset Securities Corporation
                            Mortgage Pass-Through Certificates Series 2006-S3
                                          -----------------------------
                                                 (Issuing entity)



Date: November 2, 2006                    By:    Aurora Loan Services LLC
     -----------------                    -----------------------------
                                                  (Master Servicer)**


                                             /s/ E. Todd Whittemore
                                          -----------------------------
                                                 E. Todd Whittemore, Executive
                                              Vice President




* See General Instruction E to Form 10-D.

**  Print the name and title of each signing officer under his or her signature.